Share-Based Compensation - Summary of The Option Activities (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Non Employees
Share-Based Compensation
Share based compensation by share based payment arrangement total instrinsic value of stock options exercised	¥ 1,084	$ 157
Share based compensation by share based payment arrangement unvested share based compensation options	¥ 226				$ 33
Employees
Share-Based Compensation
Share based compensation by share based payment arrangement total instrinsic value of stock options exercised			¥ 199	$ 29
Share based compensation by share based payment arrangement unvested share based compensation options			¥ 281			$ 41